Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]		Treasury Stock, Common [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total		Treasury Stock [Member]
Balance at Dec. 31, 2024	$ 10			$ 67,026	$ (2,147)	$ (58,171)	$ 6,718
Balance, shares at Dec. 31, 2024	605,275
Share-based compensation				59			59
Net loss						(7,045)	(7,045)
Issuance of shares according to the SEPA		[1]		34			34
Issuance of shares according to the SEPA, shares	1,975
Other comprehensive gain					88		88
Balance at Jun. 30, 2025	$ 10			67,119	(2,059)	(65,216)	(146)
Balance, shares at Jun. 30, 2025	607,250
Balance at Dec. 31, 2025	$ 139			234,083	(1,262)	(113,760)	119,200
Balance, shares at Dec. 31, 2025	8,099,799
Repurchase of Ordinary Shares			(881)				$ (881)
Repurchase of Ordinary Shares, shares							91,551		(91,551)
Exercise of vested RSUs		[2]						[2]
Exercise of vested RSUs, shares	1,360
Share-based compensation				13,774			13,774
Net loss						(46,855)	(46,855)
Other comprehensive gain
Balance at Jun. 30, 2026	$ 139		$ (881)	$ 247,857	$ (1,262)	$ (160,615)	$ 85,238
Balance, shares at Jun. 30, 2026	8,101,159								(91,551)

[1]	represents less than $1 thousand
[2]	represents less than $1 thousand